Short-Term and Long-Term Debt (Future Principal Payments) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Future principal payments due on long-term debt [Abstract]
2023
2024	50
2025
2026
2027
Thereafter	2,219
Total	$ 2,269